Commitments and Contingencies (Future Minimum Lease Commitments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Operating leases
Total	$ 16,641
2014	2,197
2015	2,047
2016	1,952
2017	1,888
2018	1,840
2019 and thereafter	6,717
Spectrum leases and service credits
Total	6,887
2014	188
2015	191
2016	203
2017	211
2018	213
2019 and thereafter	5,881
Purchase orders and other commitments
Total	23,206
2014	13,398
2015	4,346
2016	2,651
2017	783
2018	610
2019 and thereafter	1,418
Total future minimum commitments
Total	46,734
2014	15,783
2015	6,584
2016	4,806
2017	2,882
2018	2,663
2019 and thereafter	$ 14,016